Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
EBP, Description of Plan	DESCRIPTION OF THE PLAN

The following brief description of the Credit Acceptance Corporation 401(k) Plan and Trust, as amended, (the “Plan”), provides only general information. The Plan is sponsored by Credit Acceptance Corporation (the “Company,” “Credit Acceptance,” “we,” “our,” and “us”). Participants should refer to the plan document for a more complete description of the Plan’s provisions.

General – The Plan is a defined contribution plan available to all salaried and hourly employees on the first day of the month following the month of hire. In order to participate in the Plan, employees needed to be 18 years of age or older. The Plan’s Investment Committee determines the appropriateness of the Plan’s investment offerings and monitors investment performance. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Contributions – Participants can elect to contribute 1% to 75% of their pre-tax eligible compensation, as defined by the Plan, subject to the limitations of the Internal Revenue Code (“IRC”). Participants are allowed to make after-tax contributions to the Plan subject to the same IRC limitations. Participants are also allowed to make after-tax contributions that can be converted to Roth contributions on a regular basis. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (“Rollovers”). Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. The initial participant contribution percentage for all new employees automatically enrolled in the Plan is 6% of their eligible compensation. The participant contribution percentage for employees automatically enrolled in the Plan is increased annually, on the first day of each calendar year, by 1% of participants’ eligible compensation up to a maximum contribution of 10%. We match contributions equal to 100% on the first 4% participants contribute and an additional 50% on the next 2% participants contribute. We contribute a maximum of 5% for each participant’s eligible compensation on a per pay period basis. We may also make a discretionary profit sharing contribution as described in the Plan agreement. We did not make a discretionary profit sharing contribution during the year ended December 31, 2025.

Participant Accounts – The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Each participant’s account is credited with the participant’s contribution and our matching contributions plus an allocation of discretionary contributions, if any, and Plan earnings. Allocations are based on participant earnings or account balances, as defined by the Plan.  Participant accounts are charged with losses and may also be charged with an allocation of certain administrative expenses. Allocations are based on the number of participants in the Plan, the value of participant account balances, or specific participant transactions, as defined.

Vesting – Participants are immediately vested in their contributions plus actual earnings thereon and become fully vested in our matching contributions and discretionary profit sharing contributions after two years of service.

Forfeitures – Forfeited matching contributions can be used to pay administrative expenses or reduce future Company contributions. For the year ended December 31, 2025, forfeited balances of $579,939 were used to offset Company matching contributions. As of December 31, 2025 and 2024 forfeited balances totaled $33,917 and $66,554, respectively.

Voting Rights – Each participant who has an interest in the Credit Acceptance stock fund is entitled to exercise voting rights attributable to the shares held in his or her stock fund account and is notified by the Trustee, Fidelity Management Trust Company (“Fidelity”), as defined by the Plan, prior to the time that such rights are to be exercised. If the Trustee does not receive timely instructions, the Trustee itself or by proxy shall vote all such shares in the same ratio as the shares with respect to which instructions were received from participants.

Notes Receivable from Participants – Participants may borrow from their account up to 50% of the vested account balance, not to exceed $50,000. The minimum amount of any notes receivable is $1,000. Notes receivable are secured by the balances in the participants’ accounts and bear interest at the prime rate (as reported by Thomson Reuters on the first business day of the month the loan is initiated) plus 1%. Interest rates ranged from 4.25% to 9.50% as of December 31, 2025, and 3.25% to 9.50% as of December 31, 2024. The notes receivable from participants have a maximum repayment period of 5 years, which may be extended up to 10 years for the purchase of a principal residence.  Principal and interest are paid ratably through bi-weekly or semi-monthly payroll deductions.
Payment of Benefits – Upon termination of service, death, disability, or retirement, a participant may elect to receive the value of the participant’s vested account balance in either a lump-sum amount or in installment payments if certain criteria are met. Participants may also request that all or a portion of their account be distributed in the case of severe financial hardship, as defined in the plan document. As required by law, participants must begin receiving annual required minimum distributions by April 1 of the year following the year in which they reach age 73. Additionally, the Plan provides for automatic lump sum distribution for participants who terminate employment with a vested account balance of less than $7,000. All benefits requested before December 31, 2025 were paid prior to year-end.